Trade accounts and notes receivable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 4,771,968	R$ 4,193,063
( - ) Adjustment to present value	(29,284)	(24,818)
( - ) Expected credit losses	(591,479)	(604,167)
Current	4,766,071	4,187,756
Non-current	5,897	5,307
Notes receivable	83,863	54,472
( - ) Adjustment to present value	(2,223)	(386)
( - ) Expected credit losses	(15,379)	(15,643)
Notes receivable	66,261	38,443
Current	64,731	27,351
Non-current (1)	1,530	11,092
Domestic Market [Member] | Third Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	1,860,089	1,473,921
Domestic Market [Member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Trade receivables	8,419	11,566
Foreign Market [Member] | Third Parties [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	3,496,442	3,315,772
Foreign Market [Member] | Related parties [member]
IfrsStatementLineItems [Line Items]
Trade receivables	27,781	20,789
Total Market [Member]
IfrsStatementLineItems [Line Items]
Trade receivables	R$ 5,392,731	R$ 4,822,048